As filed with the Securities and Exchange Commission on September 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

CastleRock Fund
Schedule of Investments at July 31, 2005 (Unaudited)

COMMON STOCKS - 91.13%	Shares	Market Value

Aerospace & Defense - 1.83%
Honeywell International, Inc. (a)	3,000	$117,840

Airlines - 6.60%
Southwest Airlines Co. (a)	30,000	425,700

Automobiles - 1.65%
Harley-Davidson, Inc. (a)	2,000	106,380

Capital Markets - 5.07%
Merrill Lynch & Co., Inc. (a)	2,500	146,950
Morgan Stanley (a)	3,400	180,370
		327,320

Chemicals - 2.36%
Sensient Technologies Corp. (a)	8,000	152,080

Commercial Banks - 1.70%
North Fork Bancorporation, Inc. (a)	4,000	109,560

Computers & Peripherals - 1.94%
Lexmark International, Inc. - Class A (a)(b)	2,000	125,400

Diversified Financial Services - 2.45%
J.P. Morgan Chase & Co. (a)	4,500	158,130

Energy Equipment & Services - 2.94%
Tidewater, Inc. (a)	4,700	189,739

Food & Staples Retailing - 1.53%
Wal-Mart Stores, Inc. (a)	2,000	98,700

Health Care Equipment & Supplies - 1.77%
Biomet, Inc. (a)	3,000	114,390

Hotels, Restaurants & Leisure - 1.94%
Ruby Tuesday, Inc. (a)	5,000	125,100

Industrial Conglomerates - 4.53%
Tyco International Ltd. (a)(c)	9,600	292,512

Insurance - 18.81%
American International Group, Inc. (a)	2,500	150,500
Hilb Rogal & Hobbs Co. (a)	4,000	135,560
MBIA, Inc. (a)	10,300	625,622
Transatlantic Holdings, Inc.	5,100	301,869
		1,213,551

IT Services - 4.62%
Affiliated Computer Services, Inc. - Class A (b)	2,800	139,916
First Data Corp. (a)	3,500	143,990
SunGard Data Systems, Inc. (b)	400	14,356
		298,262

Machinery - 1.09%
Dover Corp. (a)	1,700	70,142

Media - 5.36%
Gannett Co, Inc.	2,000	145,920
The Walt Disney Co. (a)	7,800	199,992
		345,912

Personal Products - 1.22%
Avon Products, Inc. (a)	2,400	78,504

Pharmaceuticals - 6.40%
Bristol-Myers Squibb Co. (a)	7,500	187,350
Merck & Co., Inc. (a)	3,000	93,180
Pfizer, Inc. (a)	5,000	132,500
		413,030

Software - 4.00%
Microsoft Corp. (a)	4,500	115,245
Symantec Corp. (a)(b)	6,500	142,805
		258,050

Specialty Retail - 8.07%
Home Depot, Inc. (a)	4,000	174,040
Lowe's Cos., Inc. (a)	3,100	205,282
TJX Cos., Inc. (a)	6,000	141,060
		520,382

Textiles, Apparel & Luxury Goods - 2.08%
Jones Apparel Group, Inc. (a)	4,400	134,508

Thrifts & Mortgage Finance - 3.17%
The PMI Group, Inc. (a)	5,000	204,750

TOTAL COMMON STOCKS (Cost $5,723,516)		5,879,942

SHORT-TERM INVESTMENTS - 23.00%

AIM STIT-Liquid Assets Portfolio	1,483,965	1,483,965
(Cost $1,483,965)

Total Investments in Securities (Cost $7,207,481) - 114.13%		7,363,907
Liabilities in Excess of Other Assets - (14.13)%		(911,721)
NET ASSETS - 100.00%		$6,452,186

(a) Security is subject to written call option(s).
(b) Non-income producing security.
(c) U.S. traded security of a foreign issuer.

CastleRock Fund
Schedule of Call Options Written at July 31, 2005 (Unaudited)

Underlying Security/Expiration Date/Exercise Price	Contracts	Market Value

American International Group, Inc.
Expiration: January, 2007, Exercise Price: $60.00	25	$(19,750)
Avon Products, Inc.
Expiration: August, 2005, Exercise Price: $35.00	8	(80)
Avon Products, Inc.
Expiration: October, 2005, Exercise Price: $35.00	8	(460)
Avon Products, Inc.
Expiration: January, 2006, Exercise Price: $37.50	8	(460)
Biomet, Inc.
Expiration: October, 2005, Exercise Price: $37.50	15	(3,600)
Biomet, Inc.
Expiration: January, 2006, Exercise Price: $35.00	15	(7,800)
Bristol-Myers Squibb Co.
Expiration: August, 2005, Exercise Price: $25.00	10	(300)
Bristol-Myers Squibb Co.
Expiration: September, 2005, Exercise Price: $25.00	25	(1,750)
Bristol-Myers Squibb Co.
Expiration: December, 2005, Exercise Price: $25.00	40	(4,800)
Dover Corp.
Expiration: September, 2005, Exercise Price: $35.00	10	(6,450)
Dover Corp.
Expiration: December, 2005, Exercise Price: $35.00	7	(4,725)
First Data Corp.
Expiration: November, 2005, Exercise Price: $37.50	17	(7,650)
First Data Corp.
Expiration: November, 2005, Exercise Price: $40.00	18	(4,770)
Harley-Davidson, Inc.
Expiration: August, 2005, Exercise Price: $42.50	20	(21,600)
Hilb Rogal & Hobbs Co.
Expiration: August, 2005, Exercise Price: $35.00	20	(750)
Hilb Rogal & Hobbs Co.
Expiration: October, 2005, Exercise Price: $35.00	20	(1,950)
Home Depot, Inc.
Expiration: August, 2005, Exercise Price: $40.00	10	(3,500)
Home Depot, Inc.
Expiration: November, 2005, Exercise Price: $40.00	10	(4,600)
Home Depot, Inc.
Expiration: January, 2006, Exercise Price: $40.00	10	(5,200)
Honeywell International, Inc.
Expiration: September, 2005, Exercise Price: $35.00	15	(6,600)
Honeywell International, Inc.
Expiration: December, 2005, Exercise Price: $35.00	15	(7,500)
Jones Apparel Group, Inc.
Expiration: August, 2005, Exercise Price: $30.00	34	(3,485)
Jones Apparel Group, Inc.
Expiration: January, 2006, Exercise Price: $30.00	5	(1,200)
Jones Apparel Group, Inc.
Expiration: January, 2006, Exercise Price: $35.00	5	(275)
J.P. Morgan Chase & Co.
Expiration: August, 2005, Exercise Price: $35.00	15	(825)
J.P. Morgan Chase & Co.
Expiration: September, 2005, Exercise Price: $35.00	15	(1,425)
J.P. Morgan Chase & Co.
Expiration: December, 2005, Exercise Price: $35.00	15	(2,475)
Lexmark International, Inc. - Class A
Expiration: October, 2005, Exercise Price: $65.00	10	(2,250)
Lexmark International, Inc. - Class A
Expiration: January, 2006, Exercise Price: $65.00	10	(3,700)
Lowe's Cos., Inc.
Expiration: January, 2006, Exercise Price: $60.00	1	(845)
MBIA, Inc.
Expiration: August, 2005, Exercise Price: $55.00	30	(18,750)
MBIA, Inc.
Expiration: November, 2005, Exercise Price: $55.00	20	(15,600)
MBIA, Inc.
Expiration: January, 2006, Exercise Price: $55.00	27	(23,490)
MBIA, Inc.
Expiration: January, 2007, Exercise Price: $60.00	26	(24,700)
Merck & Co., Inc.
Expiration: January, 2006, Exercise Price: $30.00	30	(7,650)
Merrill Lynch & Co., Inc.
Expiration: August, 2005, Exercise Price: $55.00	10	(3,800)
Merrill Lynch & Co., Inc.
Expiration: October, 2005, Exercise Price: $55.00	15	(7,200)
Microsoft Corp.
Expiration: August, 2005, Exercise Price: $25.00	20	(1,500)
Microsoft Corp.
Expiration: September, 2005, Exercise Price: $25.00	25	(2,375)
Morgan Stanley
Expiration: January, 2006, Exercise Price: $45.00	10	(9,150)
Morgan Stanley
Expiration: January, 2006, Exercise Price: $50.00	14	(7,350)
Morgan Stanley
Expiration: January, 2007, Exercise Price: $55.00	10	(5,450)
North Fork Bancorporation, Inc.
Expiration: September, 2005, Exercise Price: $27.50	20	(2,250)
North Fork Bancorporation, Inc.
Expiration: November, 2005, Exercise Price: $27.50	10	(1,450)
North Fork Bancorporation, Inc.
Expiration: January, 2006, Exercise Price: $27.50	10	(1,825)
Pfizer, Inc.
Expiration: September, 2005, Exercise Price: $25.00	20	(4,000)
Pfizer, Inc.
Expiration: September, 2005, Exercise Price: $27.50	6	(240)
Pfizer, Inc.
Expiration: December, 2005, Exercise Price: $25.00	12	(2,940)
Pfizer, Inc.
Expiration: December, 2005, Exercise Price: $27.50	12	(1,320)
Ruby Tuesday, Inc.
Expiration: September, 2005, Exercise Price: $25.00	10	(850)
Ruby Tuesday, Inc.
Expiration: October, 2005, Exercise Price: $22.50	10	(3,075)
Ruby Tuesday, Inc.
Expiration: October, 2005, Exercise Price: $25.00	20	(2,650)
Ruby Tuesday, Inc.
Expiration: January, 2006, Exercise Price: $25.00	10	(2,075)
Sensient Technologies Corp.
Expiration: August, 2005, Exercise Price: $20.00	25	(437)
Sensient Technologies Corp.
Expiration: October, 2005, Exercise Price: $20.00	25	(1,313)
Sensient Technologies Corp.
Expiration: January, 2006, Exercise Price: $20.00	30	(2,325)
Southwest Airlines Co.
Expiration: September, 2005, Exercise Price: $15.00	126	(2,520)
Southwest Airlines Co.
Expiration: January, 2006, Exercise Price: $15.00	174	(12,180)
Symantec Corp.
Expiration: August, 2005, Exercise Price: $20.00	25	(5,250)
Symantec Corp.
Expiration: October, 2005, Exercise Price: $20.00	20	(5,400)
Symantec Corp.
Expiration: January, 2006, Exercise Price: $20.00	20	(6,800)
The PMI Group, Inc.
Expiration: January, 2006, Exercise Price: $40.00	50	(16,375)
The Walt Disney Co.
Expiration: August, 2005, Exercise Price: $25.00	20	(2,000)
The Walt Disney Co.
Expiration: September, 2005, Exercise Price: $25.00	20	(2,300)
The Walt Disney Co.
Expiration: October, 2005, Exercise Price: $25.00	19	(2,613)
The Walt Disney Co.
Expiration: January, 2006, Exercise Price: $25.00	19	(3,515)
Tidewater, Inc.
Expiration: August, 2005, Exercise Price: $35.00	15	(8,325)
Tidewater, Inc.
Expiration: October, 2005, Exercise Price: $35.00	15	(9,225)
Tidewater, Inc.
Expiration: January, 2006, Exercise Price: $35.00	17	(11,985)
TJX Cos., Inc.
Expiration: September, 2005, Exercise Price: $22.50	30	(4,350)
TJX Cos., Inc.
Expiration: October, 2005, Exercise Price: $22.50	30	(5,100)
Tyco International Ltd.
Expiration: September, 2005, Exercise Price: $30.00	20	(3,500)
Tyco International Ltd.
Expiration: October, 2005, Exercise Price: $30.00	21	(4,095)
Tyco International Ltd.
Expiration: January, 2006, Exercise Price: $30.00	35	(8,925)
Tyco International Ltd.
Expiration: January, 2007, Exercise Price: $35.00	20	(4,600)
Wal-Mart Stores, Inc.
Expiration: September, 2005, Exercise Price: $47.50	20	(4,900)

Total Call Options Written (Proceeds $366,207)		$(408,498)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)  /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   9/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   9/22/05

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   9/22/05

* Print the name and title of each signing officer under his or her signature.